GOODWILL (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Goodwill [Table Text Block]
	January 1,		Exchange rate		December 31,
	2017	Transfer	adjustment	Impairment	2017
CBT Segment	$-	$-	$-	$-	$-
TIT Segment	-	-	-	-	-
Total	$-	$-	$-	$-	$-

	January 1,		Exchange rate		December 31,
	2016	Transfer	adjustment	Impairment	2016
CBT Segment	$4,753,454	$-	$(311,087)	$(4,442,367)	$-
TIT Segment	-	-	-	-	-
Total	$4,753,454	$-	$(311,087)	$(4,442,367)	$-